CAPITAL STRUCTURE - Shares Purchased under Trust Arrangement - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Structure [Line Items]
Treasury shares, shares	10,823,770	12,935,230
Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Treasury shares, shares	0	18,213
Treasury Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)			(208,278)
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213	466,203	467,121
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	0	0	208,278
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213	466,203	467,121
Shares purchased under trust arrangement, average market price per ADS or per share			$ 8.26
Treasury Shares [Member] | Shares Purchased Under Trust Arrangement [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)			69,426
Shares purchased under trust arrangement, average market price per ADS or per share			$ 24.79